Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs and expenses by nature
Personnel	$ 2,295	$ 2,087	$ 2,092
Materials and services	3,814	3,108	2,954
Fuel oil and gas	1,313	1,233	1,207
Maintenance	3,096	2,747	2,518
Energy	963	694	482
Acquisition of products	543	511	829
Depreciation and depletion	3,484	3,267	3,236
Freight	3,346	2,509	3,496
Others	2,185	1,494	1,937
Total	21,039	17,650	18,751
Cost of goods sold	20,426	17,148	18,233
Cost of services rendered	613	502	518
Total	$ 21,039	$ 17,650	$ 18,751